General information	12 Months Ended
Oct. 31, 2019
General information [Abstract]
General information
General information
Micro Focus International plc (“Company”) is a public limited company incorporated and domiciled in the UK. The address of its registered office is, The Lawn, 22-30 Old Bath Road, Newbury, RG14 1QN, UK. Micro Focus International plc and its subsidiaries (together “Group”) provide innovative software to clients around the world enabling them to dramatically improve the business value of their enterprise applications. As at October 31, 2019, the Group had a presence in 48 countries (October 31, 2018: 49; April 30, 2017: 40) worldwide and employed approximately 12,100 people (October 31, 2018: 14,800 including 1,200 SUSE employees; April 30, 2017: 4,800).

The Company is listed on the London Stock Exchange and its American Depositary Shares are listed on the New York Stock Exchange.

In the prior period, the Company changed its financial year-end from April 30 to October 31 and reported 18-month financial statements running from May 1, 2017 to October 31, 2018.